Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Long-Term Liabilities
Pension and other employee benefits	$ 177	$ 166
Contingent payment liabilities	518	291
Long-term deferred income taxes	72	53
Uncertain tax positions	88	88
Capital lease obligations	275	14
Other	66	58
Total long-term liabilities	$ 1,196	$ 670